OPERATING LEASES AND COMMITMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OPERATING LEASES AND COMMITMENTS
Summary of future minimum rental payments

Amount
Remainder of 2021	2,838,066
2022	3,239,967
2023	3,229,408
2024	2,979,123
2025	2,886,998
thereafter	16,293,102
Total	$31,466,664

Year ending December 31,	Amount
2021	3,320,162
2022	2,721,673
2023	2,695,461
2024	2,429,073
2025	2,320,395
Thereafter	14,904,083
Total	$28,390,847

Summary of optional renewal terms that have them in their lease agreements

Legal Entity	Optional Renewal Term
CareMax Medical Group Tamarac	One ten year period
Managed Health Care Partners	Two five year periods
CareMax Medical Group North Miami	Two five year periods
CareMax Medical Group Hialeah	One five year period
CareMax Medical Group Miami	One five year period
CareMax Little Havana 1	Five one year periods
CareMax East Hiahleah	Two five year periods

Legal Entity	Optional Renewal Term
CareMax Medical Group Tamarac	One ten year period
Managed Health Care Partners	Two five year periods
CareMax Medical Group North Miami	Two five year periods
CareMax Medical Group Hialeah	One five year period
CareMax Medical Group Miami	One five year period
CareMax Little Havana 1	Five one year periods
CareMax East Hiahleah	Two five year periods